CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/MEMBERS' DEFICIT - USD ($) $ in Thousands	Total	Class A Common Units	Common Units	Series A Founder Preferred Stock	Series B Founder Preferred Stock	Class B Common Stock	Class A Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Common Stock [Member]	Additional Paid-in Capital	Noncontrolling Interest
Balance at Dec. 31, 2018	$ (77,874)	$ 33,672	$ 85,347					$ (170,517)	$ (26,376)
Balance, Shares at Dec. 31, 2018		4,003,603	20,000,000
Consolidation of variable interest entity	6,079							6,079
Foreign currency translation adjustment	904								904
Net income	(44,445)							(44,445)
Balance at Dec. 31, 2019	(115,336)	$ 33,672	$ 85,347					(208,883)	(25,472)
Balance, Shares at Dec. 31, 2019		4,003,603	20,000,000
Foreign currency translation adjustment	(7,165)								(7,165)
Net income	6,177							6,177
Balance at Feb. 09, 2020	559,388							(31,146)			$ 590,534
Balance at Feb. 09, 2020	(116,324)	$ 33,672	$ 85,347					(202,706)	(32,637)
Balance, Shares at Feb. 09, 2020		4,003,603	20,000,000	1,600,000			58,425,000			58,425,000
Issuances of shares in APW Acquisition	64,193											$ 64,193
Issuances of shares in APW Acquisition, shares						6,014,030
Share-based compensation	71,363										71,363
Share-based compensation, shares					1,386,033	5,400,000
Foreign currency translation adjustment	(18,863)								(18,863)
Net income	(79,081)							(78,310)				(771)
Balance at Mar. 31, 2020	597,000							(109,456)	(18,863)		661,897	63,422
Balance, Shares at Mar. 31, 2020				1,600,000	1,386,033	11,414,030				58,425,000
Balance at Feb. 09, 2020	559,388							(31,146)			590,534
Balance at Feb. 09, 2020	(116,324)	$ 33,672	$ 85,347					(202,706)	(32,637)
Balance, Shares at Feb. 09, 2020		4,003,603	20,000,000	1,600,000			58,425,000			58,425,000
Issuances of shares in APW Acquisition	65,433											65,433
Issuances of shares in APW Acquisition, shares						6,014,030
Share-based compensation	83,421										83,421
Share-based compensation, shares					1,386,033	5,400,000
Foreign currency translation adjustment	15,768								15,768
Net income	(191,942)							(182,091)				(9,851)
Balance at Dec. 31, 2020	532,068							(213,237)	15,768		673,955	55,582
Balance, Shares at Dec. 31, 2020				1,600,000	1,386,033	11,414,030	58,425,000			58,425,000
Issuance of shares as stock dividend to holders of Series A Founder Preferred Stock						197,739				2,474,421
Exercise of warrants, shares										100
Exercise of stock options, shares										2,600
Share-based compensation	4,103										4,103
Share-based compensation, shares										309,921
Foreign currency translation adjustment	(14,302)								(14,302)
Net income	(8,185)							(7,579)				(606)
Balance at Mar. 31, 2021	$ 513,684							$ (220,816)	$ 1,466		$ 678,058	$ 54,976
Balance, Shares at Mar. 31, 2021				1,600,000	1,386,033	11,611,769				61,212,042